NOTE 1 NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NOTE 1 NATURE OF OPERATIONS AND GOING CONCERN
Working capital deficiency	$ (1,746,818)	$ (4,185,359)
Deficit	$ (30,078,630)	$ (13,012,319)